                  AMERICAN GENERAL SERIES PORTFOLIO COMPANY 2
                         SUPPLEMENT DATED MAY 12, 2000
                     TO THE PROSPECTUS DATED MARCH 1, 2000
                    (as supplemented through MARCH 27, 2000)

Class A and Class B Prospectus
------------------------------

           The Board of Trustees (the "Board") of American General Series Portfolio Company 2 ("American General Funds") has approved several actions described below.

                 CONVERSIONS OF CERTAIN AMERICAN GENERAL FUNDS

           The Board approved a proposal relating to the conversion of certain American General Funds into corresponding series of the North American Funds, a Massachusetts business trust (the "Conversions"). This proposal is intended to integrate the North American and American General mutual fund families and provide consistency and increased flexibility throughout the fund family. In addition to this proposal, the Board reviewed an investment advisory agreement for the American General Funds with American General Asset Management Corp. ("AGAM"), a newly acquired subsidiary of American General Corporation ("American General"), and investment sub-advisory agreement with American General Investment Management, L.P. ("AGIM"), a subsidiary of American General which currently serves as investment sub-adviser to certain of the American General Funds and recommended that shareholders approve such agreements. The Board approved increasing the annual Rule 12b-1 distribution fee to 0.35% from 0.25% for Class A Shares for each Fund involved in the Conversions except Growth Lifestyle Fund, Moderate Growth Lifestyle Fund, Conservative Growth Lifestyle Fund and Municipal Money Market Fund. Each of these proposals is subject to shareholder approval. The proposed Conversions are noted below.

-----------------------------------------------------------------------------
     AMERICAN GENERAL FUND            |       NORTH AMERICAN FUND
--------------------------------------|---------------------------------------
Small Cap Index Fund                  |   Small Cap Index Fund
--------------------------------------|---------------------------------------
Socially Responsible Fund             |   Socially Responsible Fund
--------------------------------------|---------------------------------------
High Yield Bond Fund                  |   High Yield Bond Fund
--------------------------------------|---------------------------------------
Growth Lifestyle Fund                 |   Aggressive Growth Lifestyle Fund
--------------------------------------|---------------------------------------
Moderate Growth Lifestyle Fund        |   Moderate Growth Lifestyle Fund
--------------------------------------|---------------------------------------
Conservative Growth Lifestyle Fund    |   Conservative Growth Lifestyle Fund
--------------------------------------|---------------------------------------
Municipal Money Market Fund           |   Municipal Money Market Fund
--------------------------------------|---------------------------------------
Science & Technology Fund             |   Science & Technology Fund
------------------------------------------------------------------------------


           Each American General Fund's investment objective and policies will not change as a result of the Conversion. The terms of the investment advisory agreement between each American General Fund and AGAM and the investment sub-advisory agreement with AGIM are similar to the Funds' current investment advisory agreements. The investment advisory fee under the new investment advisory agreement with AGAM will increase in the case of the High Yield Bond Fund and the Socially Responsible Fund and decrease in the case of the Municipal Money Market Fund. Except for the expense ratios of the Class A Shares of the Science & Technology Fund and the Class B shares of the High Yield Bond Fund, the gross expense ratios of the Funds after the Conversions will be lower than their current expense ratios.

                   MERGERS OF CERTAIN AMERICAN GENERAL FUNDS

           The Board approved a proposal relating to the mergers of certain American General Funds into certain North American Funds (the "Mergers"). This proposal generally offers shareholders the opportunity to pursue a similar investment objective in a larger fund, which should offer economies of scale and opportunities for greater diversification of risk and should result in lower fund operating expenses than the current expenses (absent fee waivers and expense reimbursement) of the American General Funds. As a result of each proposed Merger, the annual Rule 12b-1 distribution and service fee for Class A shares will increase to 0.35% from 0.25% for each Fund except Growth Lifestyle Fund, Moderate Growth Lifestyle Fund, Conservative Growth Lifestyle Fund and Municipal Bond Fund.

           The North American Funds have investment objectives and policies that are generally similar to the corresponding American General Fund. The proposed Mergers are noted below.

------------------------------------------------------------------------------
     AMERICAN GENERAL FUND            |      NORTH AMERICAN FUND
--------------------------------------|---------------------------------------
Large Cap Growth Fund                 |   Large Cap Growth Fund
--------------------------------------|---------------------------------------
Mid Cap Growth Fund                   |   Mid Cap Growth Fund
--------------------------------------|---------------------------------------
Small Cap Growth Fund                 |   Small Cap Growth Fund
--------------------------------------|---------------------------------------
Large Cap Value Fund                  |   Growth & Income Fund
--------------------------------------|---------------------------------------
Mid Cap Value Fund                    |   Mid Cap Value Fund
--------------------------------------|---------------------------------------
Stock Index Fund                      |   Stock Index Fund
--------------------------------------|---------------------------------------
Balanced Fund                         |   Balanced Fund
--------------------------------------|---------------------------------------
International Growth Fund             |   International Equity Fund
--------------------------------------|---------------------------------------
International Value Fund              |   International Equity Fund
--------------------------------------|---------------------------------------
Core Bond Fund                        |   Core Bond Fund
--------------------------------------|---------------------------------------
Domestic Bond Fund                    |   Core Bond Fund
--------------------------------------|---------------------------------------
Strategic Bond Fund                   |   Strategic Income Fund
--------------------------------------|---------------------------------------
Municipal Bond Fund                   |   Municipal Bond Fund
--------------------------------------|---------------------------------------
Money Market Fund                     |   Money Market Fund
------------------------------------------------------------------------------


            The Board established the close of business of May 12, 2000 as the record date for the determination of shareholders entitled to notice of and to vote at the shareholder meeting on the proposals described above. The shareholder meeting is scheduled for June 22, 2000, and if approved by the shareholders, the Conversions and the Mergers of the American General Funds and the North American Funds would become effective in mid-to-late summer.

Insert the following paragraph at the top of page 36 below "Mid Cap Index Fund" and below "Small Cap Value Fund" in the middle of page 57:

The Board of Trustees of American General Series Portfolio Company 2 unanimously agreed to liquidate the American General Mid Cap Index Fund ("Mid Cap") and the American General Small Cap Value Fund ("Small Cap") as of June 30, 2000.

As a result, as of April 25, 2000 Mid Cap and Small Cap will no longer be accepting new investments. Mid Cap and Small Cap will also prohibit purchases by exchange after 60 days. Shareholders may continue to make redemptions as desired.

Insert the following on page 81, below "When the CDSC will be waived":

o Redemptions pursuant to a Board-approved liquidation plan for an American General Fund.





      This supplement supersedes all previous supplements.

                  AMERICAN GENERAL SERIES PORTFOLIO COMPANY 2
                         SUPPLEMENT DATED MAY 12, 2000
                     TO THE PROSPECTUS DATED MARCH 1, 2000
                    (as supplemented through MARCH 7, 2000)

Institutional Class I and Class II Prospectus
---------------------------------------------

           The Board of Trustees (the "Board") of American General Series Portfolio Company 2 ("American General Funds") has approved several actions described below.

                 CONVERSIONS OF CERTAIN AMERICAN GENERAL FUNDS

           The Board approved a proposal relating to the conversion of certain American General Funds into corresponding series of the North American Funds, a Massachusetts business trust (the "Conversions"). This proposal is intended to integrate the North American and American General mutual fund families and provide consistency and increased flexibility throughout the fund family. In addition to this proposal, the Board reviewed an investment advisory agreement for the American General Funds with American General Asset Management Corp. ("AGAM"), a newly acquired subsidiary of American General Corporation ("American General"), and investment sub-advisory agreement with American General Investment Management, L.P. ("AGIM"), a subsidiary of American General which currently serves as investment sub-adviser to certain of the American General Funds and recommended that shareholders approve such agreements. The Board approved increasing the annual Rule 12b-1 distribution fee to 0.35% from 0.25% for Class A Shares for each Fund involved in the Conversions except Growth Lifestyle Fund, Moderate Growth Lifestyle Fund, Conservative Growth Lifestyle Fund and Municipal Money Market Fund. Each of these proposals is subject to shareholder approval. The proposed Conversions are noted below.

-----------------------------------------------------------------------------
     AMERICAN GENERAL FUND            |       NORTH AMERICAN FUND
--------------------------------------|---------------------------------------
Small Cap Index Fund                  |   Small Cap Index Fund
--------------------------------------|---------------------------------------
Socially Responsible Fund             |   Socially Responsible Fund
--------------------------------------|---------------------------------------
High Yield Bond Fund                  |   High Yield Bond Fund
--------------------------------------|---------------------------------------
Growth Lifestyle Fund                 |   Aggressive Growth Lifestyle Fund
--------------------------------------|---------------------------------------
Moderate Growth Lifestyle Fund        |   Moderate Growth Lifestyle Fund
--------------------------------------|---------------------------------------
Conservative Growth Lifestyle Fund    |   Conservative Growth Lifestyle Fund
--------------------------------------|---------------------------------------
Municipal Money Market Fund           |   Municipal Money Market Fund
--------------------------------------|---------------------------------------
Science & Technology Fund             |   Science & Technology Fund
------------------------------------------------------------------------------

           Each American General Fund's investment objective and policies will not change as a result of the Conversion. The terms of the investment advisory agreement between each American General Fund and AGAM and the investment sub-advisory agreement with AGIM are similar to the Funds' current investment advisory agreements. The investment advisory fee under the new investment advisory agreement with AGAM will increase in the case of the High Yield Bond Fund and the Socially Responsible Fund and decrease in the case of the Municipal Money Market Fund. Except for the expense ratios of the Class A Shares of the Science & Technology Fund and the Class B shares of the High Yield Bond Fund, the gross expense ratios of the Funds after the Conversions will be lower than their current expense ratios.

                   MERGERS OF CERTAIN AMERICAN GENERAL FUNDS

           The Board approved a proposal relating to the mergers of certain American General Funds into certain North American Funds (the "Mergers"). This proposal generally offers shareholders the opportunity to pursue a similar investment objective in a larger fund, which should offer economies of scale and opportunities for greater diversification of risk and should result in lower fund operating expenses than the current expenses (absent fee waivers and expense reimbursement) of the American General Funds. As a result of each proposed Merger, the annual Rule 12b-1 distribution and service fee for Class A shares will increase to 0.35% from 0.25% for each Fund except Growth Lifestyle Fund, Moderate Growth Lifestyle Fund, Conservative Growth Lifestyle Fund and Municipal Bond Fund.

           The North American Funds have investment objectives and policies that are generally similar to the corresponding American General Fund. The proposed Mergers are noted below.

------------------------------------------------------------------------------
     AMERICAN GENERAL FUND            |      NORTH AMERICAN FUND
--------------------------------------|---------------------------------------
Large Cap Growth Fund                 |   Large Cap Growth Fund
--------------------------------------|---------------------------------------
Mid Cap Growth Fund                   |   Mid Cap Growth Fund
--------------------------------------|---------------------------------------
Small Cap Growth Fund                 |   Small Cap Growth Fund
--------------------------------------|---------------------------------------
Large Cap Value Fund                  |   Growth & Income Fund
--------------------------------------|---------------------------------------
Mid Cap Value Fund                    |   Mid Cap Value Fund
--------------------------------------|---------------------------------------
Stock Index Fund                      |   Stock Index Fund
--------------------------------------|---------------------------------------
Balanced Fund                         |   Balanced Fund
--------------------------------------|---------------------------------------
International Growth Fund             |   International Equity Fund
--------------------------------------|---------------------------------------
International Value Fund              |   International Equity Fund
--------------------------------------|---------------------------------------
Core Bond Fund                        |   Core Bond Fund
--------------------------------------|---------------------------------------
Domestic Bond Fund                    |   Core Bond Fund
--------------------------------------|---------------------------------------
Strategic Bond Fund                   |   Strategic Income Fund
--------------------------------------|---------------------------------------
Municipal Bond Fund                   |   Municipal Bond Fund
--------------------------------------|---------------------------------------
Money Market Fund                     |   Money Market Fund
------------------------------------------------------------------------------


            The Board established the close of business of May 12, 2000 as the record date for the determination of shareholders entitled to notice of and to vote at the shareholder meeting on the proposals described above. The shareholder meeting is scheduled for June 22, 2000, and if approved by the shareholders, the Conversions and the Mergers of the American General Funds and the North American Funds would become effective in mid-to-late summer.

Insert the following paragraph at the top of page 36 below "Mid Cap Index Fund" and below "Small Cap Value Fund" in the middle of page 57:

The Board of Trustees of American General Series Portfolio Company 2 unanimously agreed to liquidate the American General Small Cap Value Fund ("Small Cap") as of June 30, 2000.

As a result, as of April 25, 2000 Small Cap will no longer be accepting new investments. Small Cap will also prohibit purchases by exchange after 60 days. Shareholders may continue to make redemptions as desired.

Insert the following on page 81, below "When the CDSC will be waived":

o Redemptions pursuant to a Board-approved liquidation plan for an American General Fund.





      This supplement supersedes all previous supplements.